Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Assets [Line Items]
Internally-developed software	$ 93,889	$ 93,889
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Internally-developed software	$ 93,889	$ 93,889